INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Current income tax expense	$ 1,906	$ 1,323
Deferred income tax (recovery)/expense
Origination and (reversal) of temporary differences	(731)	(319)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	(52)	(23)
Change in tax rates and new legislation	12	1
Total deferred income tax (recovery)/expense	(771)	(341)
Income tax expense	$ 1,135	$ 982